SCHEDULE OF CONDENSED BALANCE SHEETS OF PARENT COMPANY (Details) (Parenthetical) - Seamless Group Inc. [Member] - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	58,030,000	58,030,000	58,030,000
Common shares, shares issued	58,030,000	58,030,000	58,030,000
Common stock, shares outstanding	58,030,000	58,030,000	58,030,000